Related Party Transactions_Significant Investment And Collection Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Korea Credit Bureau Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 0	₩ 0
Withdrawal and others		135	113
Balhae Infrastructure Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		592	4,645
Withdrawal and others		6,855	8,623
Daesang Techlon Co., Ltd.
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]		0
Withdrawal and others	[1]		₩ 42
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2019.
KB SPROTT Renewable Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1,667
Withdrawal and others		0
KB Social Impact Investment Association
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1,500
Withdrawal and others		0
KBSP 4th Private Investment Partnership
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		6,100
Withdrawal and others		0
KB-Stonebridge Secondary Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		7,070
Withdrawal and others		1,855
KB No.9 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	0
Withdrawal and others	[1]	₩ 16
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2019.
KB No.17 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 1
Withdrawal and others		0
KB No.18 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1
Withdrawal and others		0
KB No.19 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1
Withdrawal and others		0
KB No.20 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1
Withdrawal and others		0
KB Cape No.1 Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		2,000
Withdrawal and others		0
KB Solidus Global Healthcare Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		10,400
Withdrawal and others		13,520
KB-UTC Inno-Tech Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		450
Withdrawal and others		0
KB-KDBC Pre-IPO New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		5,000	₩ 10,000
Withdrawal and others		0	0
POSCO-KB Shipbuilding Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		2,500
Withdrawal and others		0
PT Bank Bukopin TBK
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments			116,422
Withdrawal and others			0
KoFC KBIC Frontier Champ 2010-5(PEF)
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]	0	0
Withdrawal and others	[1]	₩ 138	₩ 4,800
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions		Excluded from the Group's related party as of December 31, 2019.	Excluded from the Group's related party as of December 31, 2019.
KB GwS Private Securities Investment Trust
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		₩ 0	₩ 0
Withdrawal and others		7,276	6,386
Aju Good Technology Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1,960	9,808
Withdrawal and others		0	0
KBTS Technology Venture Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		7,840	14,224
Withdrawal and others		2,240	0
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		14,000	8,000
Withdrawal and others		0	0
KB Star Office Private Real Estate Investment Trust No.1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		0	0
Withdrawal and others		1,275	1,162
KB No.8 Special Purpose Acquisition Company
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]		0
Withdrawal and others	[1]		₩ 5
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2019.
Hyundai Tongyang Agrifood Private Equity Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]		₩ 0
Withdrawal and others	[1]		₩ 82
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2019.
KB IGen Private Equity Fund No. 1
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments			₩ 0
Withdrawal and others			3
GH Real Estate I LP
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments			17,678
Withdrawal and others			0
KB-SJ Tourism Venture Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments		1,500	1,500
Withdrawal and others		₩ 0	0
CUBE Growth Fund No.2
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments	[1]		1,300
Withdrawal and others	[1]		₩ 1,300
Description Of Other Information Of Investments And Collections Gross Amount Related Party Transactions			Excluded from the Group's related party as of December 31, 2019.
UNION Media Commerce Fund
Investments And Collections Gross Amount Related Party Transactions Abstract [Abstract]
Equity investments			₩ 1,000
Withdrawal and others			₩ 0

[1]	Excluded from the Group's related party as of December 31, 2019.